Premises and Equipment - Schedule of Minimum Obligation under All Non-Cancellable Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Property Plant And Equipment [Abstract]
2015	$ 462
2016	367
2017	338
2018	300
2019	208
2020 & After	145
Total	$ 1,820